Property, plant and equipment (Schedule of Net Book Value of Property, Plant and Equipment) (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	$ 16,970,832	$ 15,737,081	$ 14,491,000
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	1,217,000	1,094,000	1,105,000
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	3,625,000	3,743,000	3,854,000
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	7,187,000	7,331,000	6,103,000
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	78,000	78,000	77,000
Furniture, mixtures and computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	64,000	57,000	59,000
Constructions and machinery in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	$ 4,800,000	$ 3,434,000	$ 3,293,000